INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 182,572
Impairment loss recognized in profit or loss	(822)	$ 1,017	$ 80
Values at end of year	235,540	182,572
Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	60,023
Values at end of year	$ 98,716	$ 60,023
Licenses and internal developments | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Licenses and internal developments | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 87,591
Values at end of year	$ 108,085	$ 87,591
Customer relationships and contracts | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year
Customer relationships and contracts | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	9 years	9 years
Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 32,951
Values at end of year	$ 25,765	$ 32,951
Platforms | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	4 years	4 years
Platforms | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	8 years	8 years
Non-compete agreements
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 1,057
Values at end of year	1,341	$ 1,057
Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	950
Values at end of year	1,633	950
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	310,715	188,049
Additions related to business combinations (note 26.2)	36,800	83,215
Additions from separate acquisitions	14,788	9,818
Additions from internal development	65,050	36,871
Disposals	3,543	6,182
Translation	3,725	(1,056)
Values at end of year	427,535	310,715	188,049
Cost | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	145,301	99,036
Additions related to business combinations (note 26.2)	38	6,730
Additions from separate acquisitions	14,639	8,844
Additions from internal development	65,050	36,871
Disposals	3,255	6,170
Translation	516	(10)
Values at end of year	222,289	145,301	99,036
Cost | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	127,583	85,807
Additions related to business combinations (note 26.2)	36,028	42,762
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	3,446	(986)
Values at end of year	167,057	127,583	85,807
Cost | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	33,370	0
Additions related to business combinations (note 26.2)	0	33,370
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Disposals	0	0
Translation	(273)	0
Values at end of year	33,097	33,370	0
Cost | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	2,414	1,990
Additions related to business combinations (note 26.2)	734	353
Additions from separate acquisitions	0	131
Additions from internal development	0	0
Disposals	0	0
Translation	36	(60)
Values at end of year	3,184	2,414	1,990
Cost | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	2,047	1,216
Additions related to business combinations (note 26.2)	0	0
Additions from separate acquisitions	149	843
Additions from internal development	0	0
Disposals	288	12
Translation	0	0
Values at end of year	1,908	2,047	1,216
Amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(128,143)	(86,033)
Additions related to business combinations (note 26.2)	67,119	47,365
Impairment loss recognized in profit or loss	(822)	1,017
Disposals	(2,983)	(4,651)
Translation	538	(1,621)
Values at end of year	(191,995)	(128,143)	(86,033)
Amortization and impairment | Licenses and internal developments
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(85,278)	(56,460)
Additions related to business combinations (note 26.2)	41,218	33,521
Impairment loss recognized in profit or loss	0	0
Disposals	(2,983)	(4,651)
Translation	60	(52)
Values at end of year	(123,573)	(85,278)	(56,460)
Amortization and impairment | Customer relationships and contracts
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(39,992)	(28,552)
Additions related to business combinations (note 26.2)	18,360	12,945
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	620	(1,505)
Values at end of year	(58,972)	(39,992)	(28,552)
Amortization and impairment | Platforms
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(419)	0
Additions related to business combinations (note 26.2)	7,044	419
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(131)	0
Values at end of year	(7,332)	(419)	0
Amortization and impairment | Non-compete agreements
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(1,357)	(941)
Additions related to business combinations (note 26.2)	497	480
Impairment loss recognized in profit or loss	0	0
Disposals	0	0
Translation	(11)	(64)
Values at end of year	(1,843)	(1,357)	(941)
Amortization and impairment | Cryptocurrencies
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(1,097)	(80)
Additions related to business combinations (note 26.2)	0	0
Impairment loss recognized in profit or loss	(822)	1,017
Disposals	0	0
Translation	0	0
Values at end of year	$ (275)	$ (1,097)	$ (80)